Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Disaggregation of Revenue by Major Products or Service

For the year ended December 31, 2018, disaggregation of revenue by major products or service lines in connection with each segment of the Group is as follows:

	Airline transportation operations	Other segments	Elimination	Total
	RMB million	RMB million	RMB million	RMB million
Main operation revenue
Passenger	128,038	—	—	128,038
Cargo and mail	10,026	—	—	10,026
Others	3,095	—	—	3,095

Total	141,159	—	—	141,159

Other operation income
Hotel and tour operation income	10	965	(299)	676
Air catering income	13	1,481	(1,103)	391
Others	1,021	3,351	(2,975)	1,397

Total	1,044	5,797	(4,377)	2,464

Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Statement [LineItems]
Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance

The segment results of the Group for the year ended December 31, 2018 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,532	1,975	(1,596)	—	2,911
Over time	139,671	3,822	(2,781)	—	140,712

Revenue from external customers	141,968	1,655	—	—	143,623
Inter-segment sales	235	4,142	(4,377)	—	—

Reportable segment revenue	142,203	5,797	(4,377)	—	143,623

Reportable segment profit before taxation	3,448	604	(60)	495	4,487

Reportable segment profit after taxation	2,567	457	(60)	492	3,456

Other segment information
Income tax	881	147	—	3	1,031
Interest income	107	18	—	—	125
Interest expense	3,054	148	—	—	3,202
Depreciation and amortisation	14,084	282	—	—	14,366
Impairment loss	12	—	—	—	12
Credit loss	2	1	—	—	3
Share of associates’ results	—	—	—	263	263
Share of joint ventures’ results	—	—	—	200	200
Fair value movement of financial instruments	—	—	—	12	12

Non-current assets additions during the year#	37,155	406	—	—	37,561

The segment results of the Group for the year ended December 31, 2017 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Revenue from external customers	126,077	1,412	—	—	127,489
Inter-segment sales	159	2,823	(2,982)	—	—

Reportable segment revenue	126,236	4,235	(2,982)	—	127,489

Reportable segment profit before taxation	7,708	529	—	561	8,798

Reportable segment profit after taxation	5,875	381	—	577	6,833

Other segment information
Income tax	1,833	148	—	(16)	1,965
Interest income	74	15	—	—	89
Interest expense	2,724	23	—	—	2,747
Depreciation and amortisation	13,112	201	—	—	13,313
Impairment loss	440	2	—	—	442
Share of associates’ results	—	—	—	420	420
Share of joint ventures’ results	—	—	—	99	99
Remeasurement of the originally held equity interests in a joint venture	—	—	—	88	88
Fair value movement of derivative financial instruments	—	—	—	(64)	(64)
Non-current assets additions during the year#	30,776	1,828	—	—	32,604

The segment results of the Group for the year ended December 31, 2016 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Revenue from external customers	113,490	1,302	—	—	114,792
Inter-segment sales	101	2,231	(2,332)	—	—

Reportable segment revenue	113,591	3,533	(2,332)	—	114,792

Reportable segment profit before taxation	6,471	459	—	717	7,647

Reportable segment profit after taxation	4,834	337	—	717	5,888

Other segment information
Income tax	1,637	122	—	—	1,759
Interest income	79	10	—	—	89
Interest expense	2,458	7	—	—	2,465
Depreciation and amortization	12,693	96	—	—	12,789
Impairment loss	127	3	—	—	130
Share of associates’ results	—	—	—	511	511
Share of joint ventures’ results	—	—	—	102	102
Gain on deemed disposal of a subsidiary	—	—	—	90	90
Non-current assets additions during the year#	29,126	120	—	—	29,246

The segment assets and liabilities of the Group as at December 31, 2018 and December 31, 2017 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
As at December 31, 2018
Reportable segment assets	234,755	6,479	(1,829)	7,250	246,655
Reportable segment liabilities	167,806	2,391	(1,769)	44	168,472

As at December 31, 2017
Reportable segment assets	208,116	5,799	(402)	4,816	218,329
Reportable segment liabilities	154,391	2,111	(402)	64	156,164

*

Unallocated assets primarily include interest in associates and joint ventures, derivative financial instruments and equity securities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognised through profit or loss.

#

The additions of non-current assets do not include interest in associates and joint ventures, available-for-sale financial assets ,other investments in equity securities, other equity instrument investments, other non-current financial assets , derivative financial instruments and deferred tax assets.

Revenues by Geographical Segment

The Group’s revenue by geographical segment are analysed based on the following criteria:

(1)

Traffic revenue from services of both origin and destination within the PRC (excluding Hong Kong Special Administrative Region, Macau Special Administrative Region and Taiwan (“Hong Kong, Macau and Taiwan”)), is classified as domestic revenue. Traffic revenue with origin and destination among PRC, Hong Kong, Macau and Taiwan is classified as Hong Kong, Macau and Taiwan revenue; while that with origin from or destination to other overseas markets is classified as international revenue.

(2)	Revenue from commission income, hotel and tour operation, ground services, cargo handling and other miscellaneous services are classified on the basis of where the services are performed.

	2018	2017	2016
	RMB million	RMB million	RMB million
Domestic	103,287	92,986	84,380
International	37,773	32,117	28,096
Hong Kong, Macau and Taiwan	2,563	2,386	2,316

	143,623	127,489	114,792

Reconciliation of Reportable Segment Revenue, Profit before Income Tax, Assets and Liabilities to Consolidated Figures
(c)	Reconciliation of reportable segment revenue, profit before income tax, assets and liabilities to the consolidated figures as reported in the consolidated financial statements.

		2018	2017	2016
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue		143,623	127,489	114,792
Reclassification of expired sales in advance of carriage	(i)	—	396	376
Reclassification of sales tax		—	(65)	(161)
Adjustments arising from business combinations under common control	(iv)	—	(14)	(26)

Consolidated revenue		143,623	127,806	114,981

		2018	2017	2016
	Note	RMB million	RMB million	RMB million
Profit before income tax
Reportable segment profit before taxation		4,487	8,798	7,647
Capitalisation of exchange difference of specific loans	(ii)	(124)	47	48
Government grants	(iii)	1	21	1
Adjustments arising from business combinations under common control	(iv)	—	8	(35)

Consolidated profit before income tax		4,364	8,874	7,661

		2018	2017
	Note	RMB million	RMB million
Assets
Reportable segment assets		246,655	218,329
Capitalization of exchange difference of specific loans	(ii)	72	196
Government grants	(iii)	(7)	(8)
Adjustments arising from business combinations under common control	(iv)	237	237
Others		(8)	(36)

Consolidated total assets		246,949	218,718

	2018	2017
	RMB million	RMB million
Liabilities
Reportable segment liabilities	168,472	156,164
Others	8	11

Consolidated total liabilities	168,480	156,175

Notes:

(i)

Expired sales in advance of carriage are recorded under non-operating income in the 2017 PRC GAAP financial statements. Such income is recognised as other operating revenue in the IFRS financial statements. Effective from January 1, 2018, ticket breakage revenue is included in traffic revenue, as a result of the adoption of IFRS 15 (see Note 2(b)(ii)), and the same adjustment was also adopted in the PRC GAAP financial statements.

(ii)

In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalised as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognised in income statement unless the exchange difference represents an adjustment to interest.

(iii)

Prior to the year 2017, under the PRC GAAP, special funds granted by the government are accounted for as increase in capital reserve if they are clearly defined in approval documents as part of “capital reserve”. Government grants that relate to the purchase of assets are recognised as deferred income and amortised to profit or loss on a straight line basis over the useful life of the related assets.

Pursuant to the accounting policy change under PRC GAAP which became effective in 2017, the Group deducted the government grants related to purchase of assets (other than special funds) from the cost of the related assets. The accounting treatment is consistent with IFRSs.

The difference was resulted from government grants received prior to 2017 and recognised in capital reserve under PRC GAAP.

(iv)

In accordance with the PRC GAAP, the Company accounts for the business combination under common control by applying the pooling-of-interest method. Under the pooling-of-interest method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, relevant comparative figures are restated under PRC GAAP. Under IFRSs, the Company adopts the purchase accounting method for acquisition of business under common control.